UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 8-K
CURRENT REPORT PURSUANT
TO SECTION 13 OR 15(d) OF THE
SECURITIES EXCHANGE ACT OF 1934
Date of report (Date of earliest event reported): November 7, 2013
Jones Soda Co.
(Exact Name of Registrant as Specified in Its Charter)
Washington
(State or Other Jurisdiction of Incorporation)

0-28820	52-2336602
(Commission File Number)	(IRS Employer Identification No.)

1000 First Avenue South, Suite 100, Seattle, Washington	98134
(Address of Principal Executive Offices)	(Zip Code)
(206) 624-3357
(Registrant's Telephone Number, Including Area Code)
Not Applicable
(Former Name or Former Address, if Changed Since Last Report)
Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions (see General Instruction A.2. below):

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Item 2.02. Results of Operations and Financial Condition.
On November 7, 2013, Jones Soda Co. (the "Company") issued a press release announcing its financial results for the third quarter ended September 30, 2013. The press release is furnished as Exhibit 99.1 to this Current Report on Form 8-K.
The Company will host a conference call to discuss the Company's financial results for the third quarter ended September 30, 2013 on November 7, 2013 at 4:30 p.m. Eastern time. This call will be webcast and can be accessed by visiting our website at www.jonessoda.com or www.jonessoda.com/company/jones-press/webcasts. Investors may also listen to the call via telephone by dialing (719) 457-2085 (confirmation code: 6338918). In addition, a telephone replay will be available by dialing (858) 384-5517 (confirmation code: 6338918) through November 14, 2013, at 11:59 p.m. Eastern Time.
The information in this Current Report in Item 2.02 and Exhibit 99.1 is being furnished to the Securities and Exchange Commission and shall not be deemed “filed” for the purpose of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liabilities of that Section, and shall not be incorporated by reference into any registration statement or other document filed pursuant to the Securities Act of 1933, except as shall be expressly set forth by specific reference in such a filing.

Item 9.01.	Financial Statements and Exhibits.

(d)	Exhibits.

Exhibit No.	Exhibit Description
99.1	Press Release, dated	November 7, 2013

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

JONES SODA CO.

Date:	November 7, 2013	By:	/s/ Carrie L. Traner
Carrie L. Traner, Vice President of Finance